PAINEWEBBER CASHFUND, INC.                                         ANNUAL REPORT


                                                                    May 20, 1999

PAINEWEBBER CASHFUND, INC.
PROFILE

-- GOAL: Principal stability and current income

-- PORTFOLIO MANAGER: Susan P. Ryan, Mitchell Hutchins Asset Management Inc.

-- TOTAL NET ASSETS: $6.1 billion as of March 31, 1999

-- DIVIDEND PAYMENTS: Monthly

Dear Shareholder,

We are pleased to present you with the annual report for the PaineWebber Cashfund, Inc. (the "Fund") for the fiscal year ended March 31, 1999.

MARKET REVIEW

[ICON] Money market mutual fund assets increased during the Fund's fiscal year as investors emphasized safety of principal in response to market volatility during the latter part of 1998. The Federal Reserve cut the Federal Funds rate by 0.25% in September, October and November of 1998, lowering the rate from 5.50% to 4.75%. At the same time, European central banks were cutting rates in preparation for the January 1, 1999, debut of the euro currency. Lower interest rates helped to calm the global financial markets, which had become unsettled after Russia's default in August. Money market yields were lower across the short-term yield curve. Because inflation remained low, however, money market yields stayed relatively strong on an inflation-adjusted basis and versus overseas short-term rates.

PORTFOLIO REVIEW

[ICON] We remained positive on the fixed income markets over the fiscal year ended March 31, 1999, expecting interest rates to hold steady or fall slightly. We kept the Fund's weighted average maturity slightly above its peer group. The Fund's current yield for the seven-day period ended March 31, 1999 was 4.39%. The Fund's weighted-average maturity was 51 days, and net assets totaled $6.1 billion as of March 31, 1999.

OUTLOOK

[ICON] We expect the U.S. economy's rate of growth to slow in 1999 from the rate of the fourth quarter of 1998, with inflation remaining low and no recession on the immediate horizon. The Federal Reserve is likely to maintain a steady monetary policy. We believe the fixed income markets will remain volatile in 1999. We expect to keep the Fund's weighted average maturity slightly above its peer group. As always, we intend to keep the Fund invested in high credit quality investments.

ANNUAL REPORT

PAINEWEBBER
CASHFUND, INC.

Sector Allocations*

    EDGAR REPRESENTATION OF PRINTED GRAPHIC

Commercial Paper                            56.1%
U.S. Government and Agency Obligations      26.6%
Bank Obligations                            10.2%
Short-Term Corporate Obligations             6.8%
Repurchase Agreements                        0.3%

Our ultimate objective is managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

For a QUARTERLY REVIEW on a fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,

/s/ Margo Alexander          /s/ Brian M. Storms      /s/ Dennis L. McCauley

MARGO ALEXANDER              BRIAN M. STORMS          DENNIS L. McCAULEY
Chairman and Chief           President and Chief      Managing Director and
Executive Officer            Operating Officer--      Chief Investment Officer--
Mitchell Hutchins            Mitchell Hutchins        Fixed Income
Asset Management Inc.        Asset Management Inc.    Mitchell Hutchins
                                                      Asset Management Inc.

/s/ Susan P. Ryan
SUSAN P. RYAN
Senior Vice President
Mitchell Hutchins
Asset Management Inc.




This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended March 31, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

* Weightings represent percentages of portfolio assets as of March 31, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER CASHFUND, INC.

STATEMENT OF NET ASSETS                                           MARCH 31, 1999

PRINCIPAL
 AMOUNT
  (000)                                                               MATURITY DATES           INTEREST RATES          VALUE
---------                                                        -------------------------   ------------------   ---------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS--26.96%
$ 215,000   U.S. Treasury Bills...............................     10/14/99 to 02/03/00          3.850 to 4.375%@ $   208,495,794
   45,000   Federal Farm Credit Bank..........................     09/01/99 to 02/01/00          4.800 to 4.870        44,994,215
   37,000   Federal Farm Credit Bank Discount Notes...........           04/08/99                  4.700@              36,966,186
  155,000   Federal Home Loan Bank............................     01/27/00 to 03/17/00          5.000 to 5.250       154,978,253
  146,000   Federal Home Loan Bank............................     04/01/99 to 04/07/99          4.770 to 5.050*      145,992,945
   50,475   Federal Home Loan Bank Discount Notes.............           04/07/99                  4.740@              50,435,125
   15,000   Federal Home Loan Mortgage Corporation............           04/06/99                  4.811*              15,000,000
  450,391   Federal Home Loan Mortgage Corporation Discount
              Notes...........................................     04/06/99 to 05/07/99          4.670 to 4.780@      449,469,356
   40,000   Federal National Mortgage Association.............     02/04/00 to 02/23/00          4.800 to 5.040        39,980,626
   80,000   Federal National Mortgage Association.............           04/06/99                4.682 to 4.967*       79,989,064
  159,000   Federal National Mortgage Association Discount
              Notes...........................................     04/01/99 to 03/07/00          4.670 to 4.830@      156,967,943
  265,000   Student Loan Marketing Association................     04/06/99 to 05/25/99          4.810 to 5.452*      264,963,353
                                                                                                                  ---------------
Total U.S. Government and Agency Obligations
  (cost--$1,648,232,860)......................................                                                      1,648,232,860
                                                                                                                  ---------------

DOMESTIC BANK NOTES--6.41%
   20,000   Comerica Bank N.A., Detroit.......................           04/02/99                  4.903*              19,995,048
   42,000   FCC National Bank.................................     08/02/99 to 02/16/00          4.860 to 5.058        41,996,036
   30,000   FCC National Bank.................................           04/01/99                  4.810*              29,998,016
   50,000   Fifth Third Bank of Northwestern, Ohio............           04/12/99                  4.860               50,000,244
   88,600   First Tennessee Bank N.A. Memphis.................     01/14/00 to 03/08/00          5.100 to 5.250        88,591,141
   40,000   First Tennessee Bank N.A. Memphis.................           04/06/99                  4.825*              40,000,000
   25,000   Harris Trust & Savings Bank.......................           02/01/00                  5.000               24,993,942
   16,000   Huntington National Bank..........................           05/03/99                  6.460               16,010,259
   20,000   Key Bank N.A......................................           04/01/99                  4.800*              19,996,910
   25,000   LaSalle National Bank.............................           02/07/00                  5.010               24,997,939
   20,000   NationsBank N.A...................................           01/11/00                  5.000               19,996,987
   15,000   PNC Bank N.A......................................           04/01/99                  4.790*              14,998,300
                                                                                                                  ---------------
Total Bank Notes (cost--$391,574,822).........................                                                        391,574,822
                                                                                                                  ---------------

DOMESTIC CERTIFICATES OF DEPOSIT--3.94%
   50,000   American Express Centurion Bank...................           04/20/99                  4.850               50,000,000
   16,000   Bankers Trust Company.............................           04/06/99                  5.680               15,999,806
   30,000   Bankers Trust Company.............................           04/01/99                  4.840*              29,994,375
   50,000   Chase Manhattan Bank..............................     05/11/99 to 05/17/99          5.720 to 5.730        49,997,026
   65,000   First Tennessee Bank N.A. Memphis.................     04/09/99 to 03/06/00          4.840 to 5.280        65,000,000
   30,000   Harris Trust & Savings Bank.......................           04/21/99                  4.870               30,000,000
                                                                                                                  ---------------
Total Certificates of Deposit (cost--$240,991,207)............                                                        240,991,207
                                                                                                                  ---------------

COMMERCIAL PAPER@--56.83%
ASSET BACKED-AUTO & TRUCK--2.45%
  150,000   New Center Asset Trust............................           04/01/99                  5.080              150,000,000
                                                                                                                  ---------------
ASSET BACKED-BANKING--0.41%
   25,000   Atlantis One Funding Corporation..................           05/17/99                  4.840               24,845,389
                                                                                                                  ---------------

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                               MATURITY DATES           INTEREST RATES          VALUE
---------                                                        -------------------------   ------------------   ---------------

COMMERCIAL PAPER@ (CONTINUED)
ASSET BACKED-CREDIT CARDS--0.41%
$  25,000   Riverwoods Funding Corporation....................           04/05/99                  4.870%         $    24,986,472
                                                                                                                  ---------------
ASSET BACKED-FINANCE--1.09%
   42,000   Beta Finance Incorporated.........................     04/20/99 to 04/21/99          4.800 to 4.810        41,891,393
   25,000   CC (USA) Incorporated.............................           04/23/99                  4.810               24,926,514
                                                                                                                  ---------------
                                                                                                                       66,817,907
                                                                                                                  ---------------
ASSET BACKED-MISCELLANEOUS--5.56%
  146,125   Falcon Asset Securitization Corporation...........     04/20/99 to 05/24/99          4.840 to 4.880       145,565,173
   12,965   Preferred Receivables Funding Corporation.........           04/08/99                  4.880               12,952,698
   19,184   Quincy Capital Corporation........................           04/01/99                  4.910               19,184,000
   39,040   Receivables Capital Corporation...................           04/26/99                  4.870               38,907,969
   23,415   Triple-A One Funding Corporation..................           04/15/99                  4.860               23,370,745
  100,000   Variable Funding Capital Corporation..............           04/01/99                  5.050              100,000,000
                                                                                                                  ---------------
                                                                                                                      339,980,585
                                                                                                                  ---------------
AUTO & TRUCK--4.20%
   25,000   BMW US Capital Corporation........................           04/19/99                  4.800               24,940,000
   50,000   Daimler Chrysler N.A. Holding Corporation.........           04/22/99                  4.840               49,858,833
   80,000   Ford Motor Credit Corporation.....................     04/08/99 to 04/16/99          4.800 to 4.830        79,877,053
   10,000   General Motors Acceptance Corporation.............           05/05/99                  4.850                9,954,194
   92,202   PACCAR Financial Corporation......................     04/05/99 to 04/30/99          4.820 to 4.850        91,925,906
                                                                                                                  ---------------
                                                                                                                      256,555,986
                                                                                                                  ---------------
BROKER-DEALER--3.26%
   25,000   Bear Stearns Companies Incorporated...............           05/14/99                  5.450               24,837,257
   50,000   Goldman Sachs Group L.P...........................           04/01/99                  4.880               50,000,000
  125,000   Morgan Stanley, Dean Witter & Company.............     04/19/99 to 04/23/99            4.870              124,661,806
                                                                                                                  ---------------
                                                                                                                      199,499,063
                                                                                                                  ---------------
CHEMICALS--1.80%
  110,000   DuPont (E. I.) deNemours & Company................           04/06/99                4.820 to 4.840       109,926,264
                                                                                                                  ---------------
CONSUMER PRODUCTS--1.63%
  100,000   Procter & Gamble Company..........................     04/07/99 to 05/26/99          4.800 to 4.810        99,693,076
                                                                                                                  ---------------
DRUGS, HEALTH CARE--8.28%
   85,500   Abbott Laboratories...............................     04/20/99 to 04/22/99          4.790 to 4.800        85,270,358
   30,000   Bayer Corporation.................................           05/11/99                  4.820               29,839,333
   24,200   Johnson & Johnson.................................           04/06/99                  4.820               24,183,800
   66,124   Novartis Finance Corporation......................     04/07/99 to 04/09/99            4.900               66,061,228
  251,537   Pfizer Incorporated...............................     04/05/99 to 04/22/99          4.810 to 4.820       251,077,452
   50,000   Pharmacia & Upjohn Incorporated...................           04/06/99                  4.850               49,966,320
                                                                                                                  ---------------
                                                                                                                      506,398,491
                                                                                                                  ---------------
ELECTRONICS--2.94%
  110,000   Emerson Electric Company..........................     04/12/99 to 04/28/99          4.820 to 4.830       109,679,260

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                               MATURITY DATES           INTEREST RATES          VALUE
---------                                                        -------------------------   ------------------   ---------------

COMMERCIAL PAPER@ (CONTINUED)
ELECTRONICS (CONCLUDED)
$  40,000   Motorola Incorporated.............................           04/30/99                  4.830%         $    39,844,367
   30,010   Vermont American Corporation......................     04/09/99 to 04/28/99          4.820 to 4.830        29,952,227
                                                                                                                  ---------------
                                                                                                                      179,475,854
                                                                                                                  ---------------
ENERGY--3.43%
  105,000   Chevron USA Incorporated..........................     04/13/99 to 04/23/99          4.820 to 4.830       104,760,908
   75,000   Exxon Imperial U.S. Incorporated..................     04/01/99 to 04/07/99          4.800 to 4.830        74,979,875
   30,000   Koch Industries Incorporated......................           04/05/99                  4.800               29,984,000
                                                                                                                  ---------------
                                                                                                                      209,724,783
                                                                                                                  ---------------
ENTERTAINMENT--0.65%
   40,000   The Walt Disney Company...........................           04/16/99                  4.840               39,919,333
                                                                                                                  ---------------
FINANCE-CONDUIT--1.80%
   40,000   MetLife Funding Incorporated......................           04/05/99                  4.850               39,978,444
   70,000   Svenska Handelsbanken Incorporated................     04/06/99 to 04/28/99          4.800 to 4.830        69,850,521
                                                                                                                  ---------------
                                                                                                                      109,828,965
                                                                                                                  ---------------
FINANCE-CONSUMER--0.82%
   50,000   Household Finance Corporation.....................           04/16/99                  4.840               49,899,167
                                                                                                                  ---------------
FINANCE-DIVERSIFIED--0.81%
   50,000   Associates Corporation of North America...........           04/28/99                  4.830               49,818,875
                                                                                                                  ---------------
FINANCE-INDEPENDENT--0.41%
   25,000   National Rural Utilities Cooperative Finance
              Corporation.....................................           05/26/99                  4.830               24,815,521
                                                                                                                  ---------------
FINANCE-SUBSIDIARY--0.73%
   25,000   Deutsche Bank Financial Incorporated..............           04/13/99                  4.870               24,959,417
   20,000   National Australia Funding (Delaware)
              Incorporated....................................           05/05/99                  4.800               19,909,333
                                                                                                                  ---------------
                                                                                                                       44,868,750
                                                                                                                  ---------------
FOOD, BEVERAGE & TOBACCO--3.59%
  144,900   Campbell Soup Company.............................     04/12/99 to 05/03/99          4.770 to 4.830       144,493,840
    8,000   Heinz (H.J.) Company..............................           05/12/99                  4.840                7,955,902
   17,295   McDonald's Corporation............................           04/05/99                  4.800               17,285,776
   50,000   Sara Lee Corporation..............................           04/29/99                  4.830               49,812,167
                                                                                                                  ---------------
                                                                                                                      219,547,685
                                                                                                                  ---------------
INSURANCE--1.67%
   36,250   General Reinsurance Corporation...................           04/22/99                  4.830               36,147,866
   20,000   St. Paul Companies Incorporated...................           04/08/99                  4.820               19,981,255
   21,900   Transamerica Corporation..........................           04/27/99                  4.790               21,824,238
   24,000   USAA Capital Corporation..........................           04/27/99                  4.780               23,917,147
                                                                                                                  ---------------
                                                                                                                      101,870,506
                                                                                                                  ---------------

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                               MATURITY DATES           INTEREST RATES          VALUE
---------                                                        -------------------------   ------------------   ---------------

COMMERCIAL PAPER@ (CONCLUDED)
INSURANCE-PROPERTY/CASUALTY--1.27%
$  77,700   A.I. Credit Corporation...........................     04/13/99 to 04/26/99          4.810 to 4.820%  $    77,533,057
                                                                                                                  ---------------
MANUFACTURING-DIVERSIFIED--0.82%
   50,000   Minnesota Mining & Manufacturing Company..........           04/19/99                  4.780               49,880,500
                                                                                                                  ---------------
METALS & MINING--0.51%
   31,200   Rio Tinto America Incorporated....................     05/20/99 to 06/01/99          4.840 to 4.860        30,976,012
                                                                                                                  ---------------
OIL EQUIPMENT & SERVICES--0.17%
   10,500   Colonial Pipeline Company.........................           04/21/99                  4.820               10,471,883
                                                                                                                  ---------------
PRINTING, PUBLISHING--0.41%
   25,000   Reed Elsevier Incorporated........................           04/19/99                  4.810               24,939,875
                                                                                                                  ---------------
TELECOMMUNICATIONS--6.89%
   40,000   American Telephone & Telegraph....................           04/07/99                  4.800               39,968,000
  182,000   BellSouth Capital Funding Corporation.............     04/07/99 to 04/14/99          4.800 to 4.830       181,770,392
  200,000   SBC Communications Incorporated...................     04/05/99 to 04/22/99          4.810 to 4.840       199,645,264
                                                                                                                  ---------------
                                                                                                                      421,383,656
                                                                                                                  ---------------
TRANSPORTATION SERVICES--0.82%
   50,000   United Parcel Service of America Incorporated.....           04/01/99                  4.830               50,000,000
                                                                                                                  ---------------
Total Commercial Paper (cost--$3,473,657,655).................                                                      3,473,657,655
                                                                                                                  ---------------

SHORT-TERM CORPORATE OBLIGATIONS--6.89%
ASSET BACKED-FINANCE--1.06%
   25,000   Beta Finance Incorporated.........................           05/13/99                  5.865               25,000,000
   40,000   Beta Finance Incorporated.........................     04/06/99 to 04/23/99          4.867 to 5.182*       40,000,000
                                                                                                                  ---------------
                                                                                                                       65,000,000
                                                                                                                  ---------------
BANKING--0.41%
   25,000   Banc One Corporation..............................           04/01/99                  4.903*              24,993,828
                                                                                                                  ---------------
BROKER-DEALER--3.91%
   80,300   Bear Stearns Companies Incorporated...............     04/05/99 to 08/03/99          5.720 to 5.800        80,300,000
   53,400   Credit Suisse First Boston Incorporated++.........     04/05/99 to 04/06/99          5.082 to 5.122*       53,400,000
   45,000   Merrill Lynch & Company Incorporated..............     04/27/99 to 05/04/99          5.780 to 5.870        45,000,000
   60,000   Merrill Lynch & Company Incorporated..............     04/01/99 to 04/28/99          4.850 to 4.980*       60,002,062
                                                                                                                  ---------------
                                                                                                                      238,702,062
                                                                                                                  ---------------
FINANCE-DIVERSIFIED--0.45%
   27,100   Associates Corporation of North America...........     09/01/99 to 09/17/99          6.680 to 7.250        27,255,950
                                                                                                                  ---------------
INSURANCE--0.65%
   40,000   Prudential Funding Corporation....................           04/06/99                5.002 to 5.122*       40,000,000
                                                                                                                  ---------------

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                               MATURITY DATES           INTEREST RATES          VALUE
---------                                                        -------------------------   ------------------   ---------------

SHORT-TERM CORPORATE OBLIGATIONS (CONCLUDED)
MACHINERY--0.41%
$  25,000   Caterpillar Financial Services Corporation........           06/24/99                 4.970%*         $    25,000,000
                                                                                                                  ---------------
Total Short-Term Corporate Obligations (cost--$420,951,840)...                                                        420,951,840
                                                                                                                  ---------------

REPURCHASE AGREEMENT--0.30%
   18,270   Repurchase Agreement dated 03/31/99 with SG Cowen
              Securities Corporation, collaterized by
              $17,417,000 U.S. Treasury Notes, 6.500% due
              08/15/05 (value--$18,636,190); proceeds:
              $18,272,461
              (cost--$18,270,000).............................           04/01/99                  4.850               18,270,000
                                                                                                                  ---------------
Total Investments (cost--$6,193,678,384 which approximates
  cost for federal income tax purposes)--101.33%..............                                                      6,193,678,384
Liabilities in excess of other assets--(1.33)%................                                                        (81,119,484)
                                                                                                                  ---------------
Net Assets (applicable to 6,113,535,130 shares outstanding at
  $1.00 per share)-- 100.00%..................................                                                    $ 6,112,558,900
                                                                                                                  ---------------
                                                                                                                  ---------------

-----------------
* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of March 31, 1999 and reset periodically.
@ Interest rates shown are discount rates at date of purchase.
++  Illiquid security representing 0.9% of net assets.

                       Weighted Average Maturity--51 Days

                 See accompanying notes to financial statements

PAINEWEBBER CASHFUND, INC.

STATEMENT OF OPERATIONS

                                                                              FOR THE YEAR
                                                                                 ENDED
                                                                             MARCH 31, 1999
                                                                             --------------
Interest income............................................................  $ 315,539,697
                                                                             --------------

EXPENSES:
Investment advisory and administration.....................................     20,847,408
Transfer agency and related services fees..................................      7,161,676
Reports and notices to shareholders........................................        978,869
Custody and accounting.....................................................        589,161
Federal and state registration.............................................        350,444
Legal and audit............................................................        353,801
Insurance..................................................................        142,447
Directors' fees............................................................         10,500
Other expenses.............................................................         13,887
                                                                             --------------
                                                                                30,448,193
                                                                             --------------
NET INVESTMENT INCOME......................................................    285,091,504
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS.............................        401,710
                                                                             --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................  $ 285,493,214
                                                                             --------------
                                                                             --------------

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEARS ENDED MARCH 31,
                                                      ---------------------------------------
                                                             1999                  1998
                                                      ------------------     ----------------
FROM OPERATIONS:
Net investment income.............................     $     285,091,504     $    274,493,174
Net realized gains from investment transactions...               401,710              110,739
                                                      ------------------     ----------------
Net increase in net assets resulting from
  operations......................................           285,493,214          274,603,913
                                                      ------------------     ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.............................          (285,091,504)        (274,493,174)
                                                      ------------------     ----------------
Net increase in net assets derived from capital
  share transactions..............................           428,894,939          422,683,526
                                                      ------------------     ----------------
Net increase in net assets........................           429,296,649          422,794,265

NET ASSETS:
Beginning of year.................................         5,683,262,251        5,260,467,986
                                                      ------------------     ----------------
End of year.......................................     $   6,112,558,900     $  5,683,262,251
                                                      ------------------     ----------------
                                                      ------------------     ----------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber Cashfund, Inc. (the "Fund"), was organized under the laws of Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS--Investments are valued at amortized cost which approximates market value. Investment transactions are accounted for on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's Board of Directors has approved an investment advisory and administration contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, PaineWebber receives compensation from the Fund, computed daily and paid monthly equivalent to 0.500% per annum of the Fund's first $500 million of average daily net assets; 0.425% of the next $500 million; 0.390% of the next $500 million; 0.380% of the next $500 million; 0.350% of the next $500 million; 0.345% of the next $1.0 billion; 0.325% of the next $500 million; 0.315% of the next $500 million; 0.300% of the next $500 million; 0.290% of the next $500 million; and 0.280% of average daily net assets in excess of $5.5 billion. At March 31, 1999, the Fund owed PaineWebber $1,842,323 in investment advisory and administration fees.

NOTES TO FINANCIAL STATEMENTS

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber, serves as sub-adviser to the Fund pursuant to a Sub-Advisory Contract between PaineWebber and Mitchell Hutchins. In accordance with the sub-advisory contract, PaineWebber (not the Fund) pays Mitchell Hutchins for sub-advisory services provided.

TRANSFER AGENCY RELATED SERVICE FEES

  PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc., the Fund's transfer agent, and is compensated for these services by PFPC Inc., not the Fund. For the year ended March 31, 1999, PaineWebber received from PFPC Inc., not the Fund, approximately 55% of the total transfer agency and related service fees collected by PFPC Inc. from the Fund.

OTHER LIABILITIES

  At March 31, 1999, the amounts payable for investments purchased and dividends payable aggregated $89,753,861 and $6,615,029, respectively.

FEDERAL TAX STATUS

  The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

  At March 31, 1999, the Fund had a net capital loss carryforward of $804,959. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

CAPITAL SHARE TRANSACTIONS

  There are 20 billion shares of $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                           FOR THE YEARS ENDED MARCH 31,
                                          --------------------------------
                                               1999             1998
                                          ---------------  ---------------
Shares sold.............................   21,758,169,027   22,110,092,602
Shares repurchased......................  (21,606,489,535) (21,952,532,510)
Dividends reinvested....................      277,215,447      265,123,434
                                          ---------------  ---------------
Net increase in shares outstanding......      428,894,939      422,683,526
                                          ---------------  ---------------
                                          ---------------  ---------------

PAINEWEBBER CASHFUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                               FOR THE YEARS ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year......  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                          ------------   ------------   ------------   ------------   ------------
Net investment income...................        0.0487         0.0511         0.0482         0.0523         0.0433
Dividends from net investment income....       (0.0487)       (0.0511)       (0.0482)       (0.0523)       (0.0433)
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, end of year............  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                          ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------
Total investment return(1)..............          4.98%          5.23%          4.93%          5.36%          4.44%
                                          ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------
Ratios/Supplemental Data:
Net assets, end of year (000's).........  $  6,112,559   $  5,683,262   $  5,260,468   $  5,308,558   $  3,700,678
Expenses to average net assets..........          0.52%          0.56%          0.63%          0.60%          0.62%
Net investment income to average net
  assets................................          4.86%          5.11%          4.82%          5.24%          4.35%

-----------------
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported.

PAINEWEBBER CASHFUND, INC.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Directors and Shareholders
PaineWebber Cashfund, Inc.

  We have audited the accompanying statement of net assets of PaineWebber Cashfund, Inc. (the "Fund") as of March 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Cashfund, Inc. at March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

                                          /s/ Ernst & Young LLP

New York, New York
May 14, 1999

PAINEWEBBER CASHFUND, INC.

TAX INFORMATION(UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (March 31, 1999) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all distributions paid during the fiscal year were derived from net investment income and are taxable as ordinary income. No portion of these distributions qualifies for the dividends received deduction available to corporate shareholders.

  Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar 1999. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2000. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

DIRECTORS

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Brian M. Storms

PRINCIPAL OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Dennis L. McCauley
VICE PRESIDENT

Susan P. Ryan
VICE PRESIDENT

ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

INVESTMENT ADVISERS

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS

                                       PAINEWEBBER


                                       ----------------------------------------
                                       CASHFUND, INC.

                                       ANNUAL REPORT


          PAINEWEBBER
-C-1999 PaineWebber Incorporated       MARCH 31, 1999
          Member SIPC